Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2014. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2014 for forward contracts, and based on spot rates as of September 30, 2014 for options.

Notional Value*
Foreign exchange contracts	$1,386,409

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2014 and September 30, 2013, as an asset or a liability is as follows:

	As of
	September 30,
	2014	2013
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$5,936	$21,595
Other noncurrent assets	2,485	3,134
Accrued expenses and other current liabilities	(9,686)	(11,641)
Other noncurrent liabilities	(1,908)	(5,567)

	(3,173)	7,521
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	7,551	2,688
Other noncurrent assets	26	—
Accrued expenses and other current liabilities	(5,736)	(2,671)
Other noncurrent liabilities	(26)	—

	1,815	17

Net fair value	$(1,358)	$7,538

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2014, 2013 and 2012, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2014	2013	2012
Line item in statements of income:
Revenue	$539	$(66)	$3,091
Cost of service	15,424	(2,945)	(21,504)
Research and development	4,056	803	(2,928)
Selling, general and administrative	4,072	661	(3,395)

Total	$24,091	$(1,547)	$(24,736)

Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2014	2013	2012
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$4,696	$(17,942)	$(14,437)
Changes in fair value of cash flow hedges, net of tax	9,162	20,035	(26,108)
Reclassification of (gains) losses into earnings, net of tax	(19,380)	2,603	22,603

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(5,522)	$4,696	$(17,942)

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2014, 2013 and 2012, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2014	2013	2012
Line item in statements of income:
Revenue	$18	$362	$(302)
Cost of service	(3,446)	4,666	(1,548)
Research and development	(432)	1,136	(319)
Selling, general and administrative	(821)	1,276	(518)
Interest and other expense, net	9,080	4,145	(1,250)
Income taxes	657	(1,179)	506

Total	$5,056	$10,406	$(3,431)